Segment Reporting - Schedule of Operating Segments Gross Margins (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales to external customers	$ 82,936,767	$ 49,840,288	$ 31,840,588
Segment revenue	82,936,767	49,840,288	31,840,588
Segment gross margins	10,434,787	8,352,316	5,456,369
Reconciling items	(21,375,379)	(4,534,285)	(2,412,591)
(loss)/profit before tax	(10,940,592)	3,818,032	3,043,779
Income tax expense	(60,250)	(744,225)
(loss)/profit for the year	(11,000,842)	3,073,807	3,043,779
Tourism products [Member]
Disclosure of operating segments [line items]
Sales to external customers	30,669,239	22,048,052	21,561,671
Segment revenue	30,669,239	22,048,052	21,561,671
Segment gross margins	462,297	730,173	1,981,107
Reconciling items
(loss)/profit before tax
Income tax expense
(loss)/profit for the year
Technology [Member]
Disclosure of operating segments [line items]
Sales to external customers	3,307,447	1,530,812	2,719,463
Segment revenue	3,307,447	1,530,812	2,719,463
Segment gross margins	1,894,028	589,968	2,714,434
Reconciling items
(loss)/profit before tax
Income tax expense
(loss)/profit for the year
Cross-Border Merchandise [Member]
Disclosure of operating segments [line items]
Sales to external customers	48,960,081	26,261,424	7,559,454
Segment revenue	48,960,081	26,261,424	7,559,454
Segment gross margins	8,078,462	7,032,175	760,828
Reconciling items
(loss)/profit before tax
Income tax expense
(loss)/profit for the year